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[AIM LOGO APPEARS HERE]
--Registered Trademark--

11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919



A I M Advisors, Inc.


   January 3, 2001




   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:        Short-Term Investments Trust
              CIK No. 0000205007


   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Short-Term Investments Trust (the "Trust") that the form of Prospectuses relating to the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Government & Agency Portfolio that would have been filed under the Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 38 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 38 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission December 29, 2000.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-7264.

   Very truly yours,

   /s/ JIM A. COPPEDGE

   Jim A. Coppedge
   Counsel

A Member of the AMVESCAP Group